Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liability, revenue recognized	$ 150.0	$ 135.4	$ 100.1
Contract liabilities assumed from acquisitions		$ 19.1	$ 2.5